Other Expense, Net (Tables)	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Schedule of other expense, net
	Six Months ended June 30,
(In thousands)	2021	2022
Foreign exchange losses, net	(419)	(2,426)
Government grants (note)	488	342
Gains on disposal of property and equipment, net	48	31
Fair value losses on other investments	(3,551)	(6,731)
Others	56	8
Total	(3,378)	(8,776)